Share-Based Compensation and Pensions - Compensation Costs for Share-based Compensation Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation costs	$ 27,745	$ 37,999	$ 10,670
Tax benefit	2,700	2,900	1,900
Restricted shares and restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation costs	8,286	6,564	7,641
Performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation costs	12,678	23,582	1,968
Cash-settled stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation costs	215	2,575	(3,316)
Employee share purchase plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation costs	339	411	430
Joint share ownership plan expense | Employee share purchase plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation costs	4,296	0
Northshore/Atrium incentive plan | Time-based restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation costs	971	3,652	2,792
StarStone incentive plan | Time-based restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation costs	(223)	223	0
Deferred compensation and ordinary share plan for non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation and ordinary share plan for non-employee directors	$ 1,183	$ 992	$ 1,155